Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 1,389
Finance leases	895	$ 1,111	$ 0
Additions	174	214
Depreciation charge for the year	130	135	126
Impairment charge for the year	0	4	0
Property, plant and equipment at end of period	1,305	1,389
Adjustment on adoption of IFRS 16
Property, plant and equipment
Finance leases			1,220
After adjustment
Property, plant and equipment
Finance leases			1,220
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	2,708
Finance leases			1
Total property, plant and equipment and finance leases at beginning of period			2,581
Exchange rate adjustment	12	22
Acquisitions	11	19
Additions	174	214
Disposals and transfers	(76)	(81)
Reclassification as held for sale	(303)	(31)
Property, plant and equipment at end of period	2,526	2,708
Cost | Adjustment on adoption of IFRS 16
Property, plant and equipment
Finance leases			(1)
Total property, plant and equipment and finance leases at beginning of period			(16)
Cost | After adjustment
Property, plant and equipment
Finance leases			0
Total property, plant and equipment and finance leases at beginning of period			2,565
Accumulated depreciation and impairment losses
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,319)
Finance leases			0
Total property, plant and equipment and finance leases at beginning of period			(1,232)
Exchange rate adjustment	(6)	(13)
Disposals and transfers	(59)
Depreciation charge for the year	136	154
Impairment charge for the year		5
Disposals		(68)
Reclassification as held for sale	181	7
Property, plant and equipment at end of period	(1,221)	(1,319)
Accumulated depreciation and impairment losses | Adjustment on adoption of IFRS 16
Property, plant and equipment
Finance leases			0
Total property, plant and equipment and finance leases at beginning of period			10
Accumulated depreciation and impairment losses | After adjustment
Property, plant and equipment
Finance leases			0
Total property, plant and equipment and finance leases at beginning of period			(1,222)
Freehold
Property, plant and equipment
Property, plant and equipment at beginning of period	994
Property, plant and equipment at end of period	992	994
Freehold | Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	1,303	1,184
Exchange rate adjustment	3	5
Acquisitions	8	15
Additions	79	127
Disposals and transfers	(4)	2
Reclassification as held for sale	(70)	(30)
Property, plant and equipment at end of period	1,319	1,303	1,184
Freehold | Cost | Adjustment on adoption of IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period		0
Property, plant and equipment at end of period			0
Freehold | Cost | After adjustment
Property, plant and equipment
Property, plant and equipment at beginning of period		1,184
Property, plant and equipment at end of period			1,184
Freehold | Accumulated depreciation and impairment losses
Property, plant and equipment
Property, plant and equipment at beginning of period	(309)	(278)
Exchange rate adjustment	(1)	(1)
Disposals and transfers	(1)
Depreciation charge for the year	36	36
Impairment charge for the year		1
Disposals		0
Reclassification as held for sale	18	7
Property, plant and equipment at end of period	(327)	(309)	(278)
Freehold | Accumulated depreciation and impairment losses | Adjustment on adoption of IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period		0
Property, plant and equipment at end of period			0
Freehold | Accumulated depreciation and impairment losses | After adjustment
Property, plant and equipment
Property, plant and equipment at beginning of period		(278)
Property, plant and equipment at end of period			(278)
Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	133
Property, plant and equipment at end of period	93	133
Leasehold improvements | Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	497	498
Exchange rate adjustment	3	5
Acquisitions	1	0
Additions	23	11
Disposals and transfers	(27)	(17)
Reclassification as held for sale	(74)	0
Property, plant and equipment at end of period	423	497	498
Leasehold improvements | Cost | Adjustment on adoption of IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period		0
Property, plant and equipment at end of period			0
Leasehold improvements | Cost | After adjustment
Property, plant and equipment
Property, plant and equipment at beginning of period		498
Property, plant and equipment at end of period			498
Leasehold improvements | Accumulated depreciation and impairment losses
Property, plant and equipment
Property, plant and equipment at beginning of period	(364)	(338)
Exchange rate adjustment	(2)	(3)
Disposals and transfers	(21)
Depreciation charge for the year	30	34
Impairment charge for the year		2
Disposals		(13)
Reclassification as held for sale	45	0
Property, plant and equipment at end of period	(330)	(364)	(338)
Leasehold improvements | Accumulated depreciation and impairment losses | Adjustment on adoption of IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period		0
Property, plant and equipment at end of period			0
Leasehold improvements | Accumulated depreciation and impairment losses | After adjustment
Property, plant and equipment
Property, plant and equipment at beginning of period		(338)
Property, plant and equipment at end of period			(338)
Plant and machinery
Property, plant and equipment
Property, plant and equipment at beginning of period	210
Property, plant and equipment at end of period	194	210
Plant and machinery | Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	718	679
Exchange rate adjustment	4	8
Acquisitions	1	4
Additions	63	70
Disposals and transfers	(26)	(40)
Reclassification as held for sale	(119)	(1)
Property, plant and equipment at end of period	641	718	679
Plant and machinery | Cost | Adjustment on adoption of IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period		(2)
Property, plant and equipment at end of period			(2)
Plant and machinery | Cost | After adjustment
Property, plant and equipment
Property, plant and equipment at beginning of period		677
Property, plant and equipment at end of period			677
Plant and machinery | Accumulated depreciation and impairment losses
Property, plant and equipment
Property, plant and equipment at beginning of period	(508)	(475)
Exchange rate adjustment	(2)	(6)
Disposals and transfers	(31)
Depreciation charge for the year	56	62
Impairment charge for the year		2
Disposals		(36)
Reclassification as held for sale	88	0
Property, plant and equipment at end of period	(447)	(508)	(475)
Plant and machinery | Accumulated depreciation and impairment losses | Adjustment on adoption of IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period		1
Property, plant and equipment at end of period			1
Plant and machinery | Accumulated depreciation and impairment losses | After adjustment
Property, plant and equipment
Property, plant and equipment at beginning of period		(474)
Property, plant and equipment at end of period			(474)
Other equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	52
Property, plant and equipment at end of period	26	52
Other equipment | Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	190	219
Exchange rate adjustment	2	4
Acquisitions	1	0
Additions	9	6
Disposals and transfers	(19)	(26)
Reclassification as held for sale	(40)	0
Property, plant and equipment at end of period	143	190	219
Other equipment | Cost | Adjustment on adoption of IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period		(13)
Property, plant and equipment at end of period			(13)
Other equipment | Cost | After adjustment
Property, plant and equipment
Property, plant and equipment at beginning of period		206
Property, plant and equipment at end of period			206
Other equipment | Accumulated depreciation and impairment losses
Property, plant and equipment
Property, plant and equipment at beginning of period	(138)	(141)
Exchange rate adjustment	(1)	(3)
Disposals and transfers	(6)
Depreciation charge for the year	14	22
Impairment charge for the year		0
Disposals		(19)
Reclassification as held for sale	30	0
Property, plant and equipment at end of period	$ (117)	(138)	(141)
Other equipment | Accumulated depreciation and impairment losses | Adjustment on adoption of IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period		9
Property, plant and equipment at end of period			9
Other equipment | Accumulated depreciation and impairment losses | After adjustment
Property, plant and equipment
Property, plant and equipment at beginning of period		$ (132)
Property, plant and equipment at end of period			$ (132)